Condensed financial information of the Company (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Condensed financial information of the Company
Summary of condensed financial information of the Company on a parent company only basis

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2022	2021
ASSETS
Current assets:
Cash and cash equivalents	$2,622,624	$2,736,708
Deferred expenses	48,624	50,562
Prepayment and other current assets	148,355	5,789,634
Investment in subsidiaries and VIE	48,796,630	38,701,420
TOTAL ASSETS	$51,616,233	$47,278,324
LIABILITIES
Current liabilities:
Amounts due to related parties	2,443	252,602
Amounts due to subsidiaries and VIE	967,522	897,835
Other payables	382,983	562,715
TOTAL LIABILITIES	$1,352,948	$1,713,152

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	2,980	2,400
Additional paid-in capital	18,055,407	13,415,987
Statutory reserve	745,590	745,590
Accumulated Profits	29,018,885	30,419,177
Accumulated other comprehensive income/(loss)	2,440,423	982,018
TOTAL SHAREHOLDERS’ EQUITY	$50,263,285	$45,565,172

Condensed statements of income

	For the years ended March 31,
	2022	2021	2020
General and administrative expenses	$(2,790,459)	$(2,493,845)	$—
Investment loss, net	—	(2,436,809)	—
Share of profit in subsidiaries and VIE	1,476,806	8,428,844	9,975,225
Others, net	(86,639)	(185)	—
Income before income tax provision	(1,400,292)	3,498,005	9,975,225
Provision for income tax	—	—	—
Net profit	$(1,400,292)	$3,498,005	$9,975,225

Condensed cash flow

	For the year ended March 31,
	2022	2021	2020
Net cash used in operating activities	$(3,157,114)	$(2,506,846)	$—
Net cash generated from (used in) investing activities	3,043,030	(8,000,000)	—
Net cash generated from financing activities	—	13,243,554	—
Net cash inflow(outflow)	$(114,084)	$2,736,708	$—

Condensed statements of comprehensive income

	For the years ended March 31,
	2022	2021	2020
Net income	$(1,400,292)	$3,498,005	$9,975,225
Other comprehensive income	1,458,405	2,388,306	(1,112,209)
Comprehensive income	$58,113	$5,886,311	$8,863,016

Condensed balance sheets

	As of March 31,
	2021	2020
ASSETS
Current assets:
Cash and cash equivalents	$2,736,708	$—
Deferred expenses	50,562	—
Prepayment and other current assets	5,789,634	1,752
Investment in subsidiaries and VIE	38,701,420	27,880,296
TOTAL ASSETS	$47,278,324	$27,882,048
Amounts due to related parties	252,602	—
Amounts due to subsidiaries and VIE	897,835	—
Accrued expenses	562,715	—
TOTAL LIABILITIES	$1,713,152	$27,882,048

Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 12,000,000 and 9,000,000 shares issued and outstanding as of March 31, 2021 and 2020, respectively	2,400	1,800
Additional paid-in capital	13,415,987	1,619,774
Statutory reserve	745,590	745,590
Accumulated profits	30,419,177	26,921,172
Accumulated other comprehensive income (loss)	982,018	(1,406,288)
Total shareholders’ equity	$45,565,172	$27,882,048

Condensed statements of income

	For the years ended March 31,
	2021	2020
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—

Operating expenses:
General and administrative expenses	$(2,493,845)	$—
Investment loss, net	(2,436,809)	—
Share of profit in subsidiaries and VIE	8,428,844	9,975,225
Others, net	(185)	—
Income before income tax provision	3,498,005	9,975,225
Provision for income tax	—	—
Net profit	$3,498,005	$9,975,225

Condensed cash flow

	For the years ended March 31,
	2021	2020
Net income	$3,498,005	$9,975,225
Other comprehensive income (loss)	2,388,306	(1,112,209)
Total comprehensive income	$5,886,311	$8,863,016

Condensed statements of comprehensive income

	For the year ended March 31,
	2021	2020
Net cash provided by operating activities	$(2,506,846)	$—
Net cash used in investing activities	(8,000,000)	—
Net cash provided by financing activities	13,243,554	—
Net cash inflow	$2,736,708	$—

	For the years ended March 31,
	2021	2020	2019
Net income	$3,498,005	$9,975,225	$8,675,058
Total comprehensive income	$5,886,311	$8,863,016	$7,939,866